Finance Income (Tables)	12 Months Ended
Feb. 29, 2024
Finance Income [Abstract]
Schedule of Finance Income
	Year ended February 29/28
Figures in Rand thousands	2024	2023	2022

Interest income from bank balances	39,418	23,255	6,083